FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES

18.

FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES

The financial instruments of the Group primarily include cash, trade receivables, certain other current assets, trade payables, other payables and certain accrued liabilities, lease liabilities, amounts due to related companies, and an amount due to the Shareholder.

The Group is exposed to credit risk, foreign currency risk, business and economic risk and liquidity risk. The Group has not used any derivatives and other instruments for hedging purposes. The Group does not hold or issue derivative financial instruments for trading purposes. The Group reviews and agrees policies for managing each of these risks and they are summarized below.

(a)

Credit risk

Maximum exposure and year-end staging

The tables below show the credit quality and the maximum exposure to credit risk based on the Group's credit policy, which is mainly based on past due information unless other information is available without undue cost or effort, and year-end staging classification as of December 31, 2019 and 2020. The amounts presented are gross carrying amounts for financial assets.

December 31, 2019	12-month ECLs	Lifetime ECLs
	Stage 1	Stage 2	Stage 3	Total
	CNY	CNY	CNY	CNY

Trade receivables	3,956	—	—	3,956
Financial assets included in other receivables
- Normal*	33	—	—	33
- Doubtful*	—	—	—	—
Cash and cash equivalents
- Not yet past due	3,444	—	—	3,444
Total	7,433	—	—	7,433

December 31, 2020	12-month ECLs	Lifetime ECLs
	Stage 1	Stage 2	Stage 3	Total
	CNY	CNY	CNY	CNY

Financial assets included in other receivables
- Normal*	32	—	—	32
- Doubtful*	—	—	—	—
Cash and cash equivalents
- Not yet past due	2,450	—	—	2,450
Total	2,482	—	—	2,482

December 31, 2020	12-month ECLs	Lifetime ECLs
	Stage 1	Stage 2	Stage 3	Total
	US$	US$	US$	US$

Financial assets included in other receivables
- Normal*	5	—	—	5
- Doubtful*	—	—	—	—
Cash and cash equivalents
- Not yet past due	375	—	—	375
Total	380	—	—	380

———————

*

The credit quality of the financial assets included in other receivables is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.

Cash and cash equivalents

The Group maintains its cash and cash equivalents primarily with various PRC state-owned banks and Hong Kong based financial institutions, which management believes are of high credit quality. The Group performs periodic evaluations of the relative credit standing of those financial institutions.

Trade receivables

The Group trades only with recognized and creditworthy third parties.

The Group sells copper ores to one customer in Mainland China. Trade receivables are typically unsecured and are mainly derived from revenue earned from the customer in Mainland China. The risk with respect to trade receivables is mitigated by credit evaluations that the Group performs on its customer and its ongoing monitoring of outstanding balances. The Group provides impairment for trade receivables primarily based on the aging of the balances and factors surrounding the customer’s creditworthiness. There was no balance of trade receivables as of December 31, 2020. No provision for impairment of trade receivables was made during the year ended December 31, 2019, since all the trade receivables were within the credit period.

(b)

Foreign currency risk

The CNY is not freely convertible into foreign currencies. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of the CNY into foreign currencies. The value of the CNY is subject to changes in PRC government policies and to international economic and political developments affecting the supply and demand in the China Foreign Exchange Trading System market. All foreign exchange transactions continue to take place either through the People's Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People's Bank of China.

(c)

Business and economic risk

The Group's operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 40 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the political, economic and social conditions in the PRC. There is also no guarantee that the PRC government's pursuit of economic reforms will be consistent or effective.

(d)

Liquidity risk

The Group manages its liquidity risk by regularly monitoring its liquidity requirements and its compliance with debt covenants to ensure that it maintains sufficient cash and cash equivalents, and adequate time deposits to meet its liquidity requirements in the short and long term.

The table below summarizes the maturity profile of the Group's financial liabilities based on contractual undiscounted payments:

December 31, 2019	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Trade payables	—	3,896	—	—	3,896
Other payables and accrued liabilities	—	1,600	—	—	1,600
Due to related companies	—	5,077	—	—	5,077
Due to the Shareholder	—	7,097	—	—	7,097
Lease liabilities	—	812	—	—	812
	—	18,482	—	—	18,482

December 31, 2020	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Trade payables	—	100	—	—	100
Other payables and accrued liabilities	—	3,029	—	—	3,029
Due to related companies	—	9,158	—	—	9,158
Due to the Shareholder	—	7,149	—	—	7,149
Lease liabilities	—	753	376	—	1,129
	—	20,189	376	—	20,565

December 31, 2020	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	US$	US$	US$	US$	US$

Trade payables	—	15	—	—	15
Other payables and accrued liabilities	—	463	—	—	463
Due to related companies	—	1,402	—	—	1,402
Due to the Shareholder	—	1,095	—	—	1,095
Lease liabilities	—	115	58	—	173
	—	3,090	58	—	3,148

(e)

Equity price risk

Equity price risk is the risk that the fair values of equity securities decrease as a result of changes in the levels of equity indices and the value of individual securities. The Group is exposed to equity price risk arising from individual equity investments included in financial assets at fair value through profit or loss (Note 7) as of December 31, 2020.  The Group’s listed investment is listed on the Hong Kong Stock Exchange and is valued at quoted market prices at the end of the reporting period.

The market equity indices for the following stock exchanges, at the close of business of the nearest trading day in the year to the end of the reporting period, and their respective highest and lowest points during the year were as follows:

	December 31,	High/low
	2020	2020

Hong Kong – Hang Seng Index	27,231	29,175/ 21,139

The following table demonstrates the sensitivity to every 1% change in the fair values of the equity investments, with all other variables held constant and before any impact on tax, based on their carrying amounts at the end of the reporting period.

	Carrying amount of equity investments	Increase/ (decrease) in profit before tax	Increase/ (decrease) in equity*
2020	CNY	CNY	CNY

Investments listed in:
Hong Kong – Financial assets at fair value through profit or loss	138,674	1,387/ (1,387)	—

———————

* Excluding retained profits

	Carrying amount of equity investments	Increase/ (decrease) in profit before tax	Increase/ (decrease) in equity*
2020	US$	US$	US$

Investments listed in:
Hong Kong – Financial assets at fair value through profit or loss	21,234	212/ (212)	—

(f)

Capital management

The Group monitors capital on the basis of the debt to capital ratio (gearing ratio), which is calculated as interest-bearing debt divided by total capital. Interest-bearing debt mainly includes lease liabilities. Capital includes total equity and interest-bearing debt. The gearing ratio was 1.1% as of December 31, 2020 (2019: minus 3.0%).